Investment Risks	Oct. 26, 2026
Impact Shares NAACP Minority Empowerment ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk. The prices of equity securities fluctuate and may rise or fall rapidly. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time. In a declining stock market, stock prices for all companies may decline, regardless of their long-term prospects. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have subordinate rights to receive payment from specific issuers.

Impact Shares NAACP Minority Empowerment ETF | Ethnic Diversity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Ethnic Diversity Risk. The returns on a portfolio of securities that excludes companies that are not ethnically diverse may trail the returns on a portfolio of securities that includes companies that are not ethnically diverse. Investing only in a portfolio of securities that are ethnically diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Impact Shares NAACP Minority Empowerment ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in all Index constituents at all times or may hold securities not included in the Index.

Impact Shares NAACP Minority Empowerment ETF | Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Performance Risk. The Fund seeks to track an index maintained by a third party provider unaffiliated with the Fund or the Adviser. There can be no guarantee or assurance that the methodology used by the third party provider to create the index will result in the Fund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the index, or the daily calculation of the index will be free from error. It is also possible that the value of the index may be subject to intentional manipulation by third-party market participants. The particular index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

Impact Shares NAACP Minority Empowerment ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Underlying Index is so concentrated. In such an event, the value of the Fund’s Shares may rise and fall more than the value of shares that are invested in securities or financial instruments of companies that encompass a broader range of industries.

Impact Shares NAACP Minority Empowerment ETF | Small-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Cap Company Risk. Investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Impact Shares NAACP Minority Empowerment ETF | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Cap Company Risk. Investing in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Impact Shares NAACP Minority Empowerment ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Investment Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund generally purchases and sells securities to reflect changes in the Index, including as a result of index reconstitutions and rebalances. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by declines in the market segments represented by the Index.

Impact Shares NAACP Minority Empowerment ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Impact Shares NAACP Minority Empowerment ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Fund shares directly with the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and could face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Impact Shares NAACP Minority Empowerment ETF | Costs of Buying or Selling Fund Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Fund Shares. Buying or selling Fund shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Fund shares and the price at which an investor is willing to sell Fund shares. The spread is generally lower if Fund shares have more trading volume and market liquidity and higher if Fund shares have little trading volume and market liquidity. Due to the costs of buying or selling Fund shares, frequent trading of Fund shares may reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Impact Shares NAACP Minority Empowerment ETF | Fund Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Fund Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, Fund shares may trade at prices above (a premium) or below (a discount) NAV due to supply and demand, market volatility or other market factors. Premiums and discounts may be greater during periods of market volatility, market stress or limited trading activity.

Impact Shares NAACP Minority Empowerment ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Fund shares are listed for trading on a national securities exchange and may be traded on other exchanges, there can be no assurance that Fund shares will trade in active markets, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares and the liquidity of the Fund’s portfolio holdings may deteriorate.

Impact Shares NAACP Minority Empowerment ETF | Asset Class Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset Class Risk. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.
Impact Shares NAACP Minority Empowerment ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. To the extent contemplated by its investment strategy, the Fund may use derivative instruments, such as options, swaps, futures contracts and other instruments, to obtain or manage investment exposure. Derivatives may be subject to counterparty risk, meaning the risk that a counterparty, clearing member or clearing house will be unwilling or unable to perform its obligations to the Fund due to bankruptcy, insolvency, financial distress, operational failure or other default. If a counterparty or clearing member defaults, the Fund may lose the expected benefit of the transaction, experience delays or costs in recovering collateral or other amounts owed to it, or be required to enter into replacement transactions on less favorable terms, if at all. The Fund also may be unable to implement its investment strategy effectively if suitable counterparties or clearing members are unavailable.

Impact Shares NAACP Minority Empowerment ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. The value of the Fund’s investments and, therefore, the value of the Fund’s shares, may decline due to changes in global markets. Economies and financial markets throughout the world are interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the broader financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rate changes, fluctuation in global demand for particular products or resources, market manipulation or instability, financial system instability, debt crises and credit downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Impact Shares NAACP Minority Empowerment ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is actively managed. In managing the Fund, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. The portfolio managers’ investment decisions may cause the Fund to underperform its benchmark or other funds with similar investment strategies.

Impact Shares NAACP Minority Empowerment ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors by the Fund’s service providers, counterparties or other third parties, failed or inadequate processes, cybersecurity attacks, technology or systems failures and failures or limitations in the use of artificial intelligence (“AI”) and machine learning technologies. The Fund relies on third parties for a range of services, including custody. Failures or disruptions in the services provided by third parties may affect the Fund’s ability to implement its investment strategy. Although the Fund and its service providers seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Impact Shares NAACP Minority Empowerment ETF | Limited Fund Size Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Limited Fund Size Risk. The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If the Fund fails to achieve sufficient scale, it may be liquidated.

Impact Shares NAACP Minority Empowerment ETF | Intellectual Property Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intellectual Property Risk. The Fund relies on licenses that permit the Adviser to use the Underlying Index and associated trade names, trademarks and service marks (the “Intellectual Property”) in connection with the investment strategies of the Fund and/or in marketing and other materials for the Fund. Such licenses may be terminated, and, as a result, the Fund may lose its ability to use the Intellectual Property. In the event a license is terminated, or the license provider does not have rights to license the Intellectual Property, the operations of the Fund may be adversely affected.

Impact Shares NAACP Minority Empowerment ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Impact Shares NAACP Minority Empowerment ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Impact Shares Women's Empowerment ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk. The prices of equity securities fluctuate and may rise or fall rapidly. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time. In a declining stock market, stock prices for all companies may decline, regardless of their long-term prospects. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have subordinate rights to receive payment from specific issuers.

Impact Shares Women's Empowerment ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in all Index constituents at all times or may hold securities not included in the Index.

Impact Shares Women's Empowerment ETF | Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Performance Risk. The Fund seeks to track an index maintained by a third party provider unaffiliated with the Fund or the Adviser. There can be no guarantee or assurance that the methodology used by the third party provider to create the index will result in the Fund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the index, or the daily calculation of the index will be free from error. It is also possible that the value of the index may be subject to intentional manipulation by third-party market participants. The particular index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

Impact Shares Women's Empowerment ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Underlying Index is so concentrated. In such an event, the value of the Fund’s Shares may rise and fall more than the value of shares that are invested in securities or financial instruments of companies that encompass a broader range of industries.

Impact Shares Women's Empowerment ETF | Small-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Cap Company Risk. Investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Impact Shares Women's Empowerment ETF | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Cap Company Risk. Investing in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Impact Shares Women's Empowerment ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Investment Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund generally purchases and sells securities to reflect changes in the Index, including as a result of index reconstitutions and rebalances. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by declines in the market segments represented by the Index.

Impact Shares Women's Empowerment ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Impact Shares Women's Empowerment ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Fund shares directly with the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and could face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Impact Shares Women's Empowerment ETF | Costs of Buying or Selling Fund Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Fund Shares. Buying or selling Fund shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Fund shares and the price at which an investor is willing to sell Fund shares. The spread is generally lower if Fund shares have more trading volume and market liquidity and higher if Fund shares have little trading volume and market liquidity. Due to the costs of buying or selling Fund shares, frequent trading of Fund shares may reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Impact Shares Women's Empowerment ETF | Fund Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Fund Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, Fund shares may trade at prices above (a premium) or below (a discount) NAV due to supply and demand, market volatility or other market factors. Premiums and discounts may be greater during periods of market volatility, market stress or limited trading activity.

Impact Shares Women's Empowerment ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Fund shares are listed for trading on a national securities exchange and may be traded on other exchanges, there can be no assurance that Fund shares will trade in active markets, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares and the liquidity of the Fund’s portfolio holdings may deteriorate.

Impact Shares Women's Empowerment ETF | Asset Class Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset Class Risk. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.
Impact Shares Women's Empowerment ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. To the extent contemplated by its investment strategy, the Fund may use derivative instruments, such as options, swaps, futures contracts and other instruments, to obtain or manage investment exposure. Derivatives may be subject to counterparty risk, meaning the risk that a counterparty, clearing member or clearing house will be unwilling or unable to perform its obligations to the Fund due to bankruptcy, insolvency, financial distress, operational failure or other default. If a counterparty or clearing member defaults, the Fund may lose the expected benefit of the transaction, experience delays or costs in recovering collateral or other amounts owed to it, or be required to enter into replacement transactions on less favorable terms, if at all. The Fund also may be unable to implement its investment strategy effectively if suitable counterparties or clearing members are unavailable.

Impact Shares Women's Empowerment ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. The value of the Fund’s investments and, therefore, the value of the Fund’s shares, may decline due to changes in global markets. Economies and financial markets throughout the world are interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the broader financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rate changes, fluctuation in global demand for particular products or resources, market manipulation or instability, financial system instability, debt crises and credit downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Impact Shares Women's Empowerment ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is actively managed. In managing the Fund, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. The portfolio managers’ investment decisions may cause the Fund to underperform its benchmark or other funds with similar investment strategies.

Impact Shares Women's Empowerment ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors by the Fund’s service providers, counterparties or other third parties, failed or inadequate processes, cybersecurity attacks, technology or systems failures and failures or limitations in the use of artificial intelligence (“AI”) and machine learning technologies. The Fund relies on third parties for a range of services, including custody. Failures or disruptions in the services provided by third parties may affect the Fund’s ability to implement its investment strategy. Although the Fund and its service providers seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Impact Shares Women's Empowerment ETF | Limited Fund Size Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Limited Fund Size Risk. The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If the Fund fails to achieve sufficient scale, it may be liquidated.

Impact Shares Women's Empowerment ETF | Intellectual Property Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intellectual Property Risk. The Fund relies on licenses that permit the Adviser to use the Underlying Index and associated trade names, trademarks and service marks (the “Intellectual Property”) in connection with the investment strategies of the Fund and/or in marketing and other materials for the Fund. Such licenses may be terminated, and, as a result, the Fund may lose its ability to use the Intellectual Property. In the event a license is terminated, or the license provider does not have rights to license the Intellectual Property, the operations of the Fund may be adversely affected.

Impact Shares Women's Empowerment ETF | Gender Diversity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Gender Diversity Risk. The returns on a portfolio of securities that excludes companies that are not gender diverse may trail the returns on a portfolio of securities that includes companies that are not gender diverse. Investing only in a portfolio of securities that are gender diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Impact Shares Women's Empowerment ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Impact Shares Women's Empowerment ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.